Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Loans
Gross loans	238,864	231,997
of which held at amortized cost	218,967	212,540	211,036
of which held at fair value	19,897	19,457
Net (unearned income)/deferred expenses	(173)	(149)
allowance for loan losses	(656)	(691)	(713)	(721)
Net loans	238,035	231,157
Impaired loan portfolio
Non-performing loans	654	659
Non-interest-earning loans	264	255
Total non-performing and non-interest-earning loans	918	914
Restructured loans	83	6
Potential problem loans	198	274
Total other impaired loans	281	280
Gross impaired loans	1,199	1,194
Foreign
Loans
Gross loans	99,269	96,184
Switzerland
Loans
Gross loans	139,595	135,813
Corporate and institutional
Loans
Gross loans	117,613	116,385
of which held at amortized cost	97,728	96,939	96,583
allowance for loan losses	(524)	(557)	(568)	(578)
Impaired loan portfolio
Non-performing loans	370	414
Non-interest-earning loans	177	172
Total non-performing and non-interest-earning loans	547	586
Restructured loans	83	6
Potential problem loans	162	248
Total other impaired loans	245	254
Gross impaired loans	792	840
Real estate.
Loans
Gross loans	24,510	24,673
of which held at amortized cost	24,042	24,227
Impaired loan portfolio
Non-performing loans	77	52
Non-interest-earning loans	14	13
Total non-performing and non-interest-earning loans	91	65
Restructured loans	0	0
Potential problem loans	3	5
Total other impaired loans	3	5
Gross impaired loans	94	70
Commercial and industrial loans
Loans
Gross loans	62,753	60,375
of which held at amortized cost	51,535	48,765
Impaired loan portfolio
Non-performing loans	209	291
Non-interest-earning loans	131	126
Total non-performing and non-interest-earning loans	340	417
Restructured loans	83	6
Potential problem loans	156	215
Total other impaired loans	239	221
Gross impaired loans	579	638
Financial institutions
Loans
Gross loans	27,334	28,473
of which held at amortized cost	20,922	22,666
Impaired loan portfolio
Non-performing loans	84	71
Non-interest-earning loans	32	33
Total non-performing and non-interest-earning loans	116	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	119	132
Governments and public institutions
Loans
Gross loans	3,016	2,864
of which held at amortized cost	1,229	1,281
Consumer
Loans
Gross loans	121,251	115,612
of which held at amortized cost	121,239	115,601	114,453
allowance for loan losses	(132)	(134)	(145)	(143)
Impaired loan portfolio
Non-performing loans	284	245
Non-interest-earning loans	87	83
Total non-performing and non-interest-earning loans	371	328
Restructured loans	0	0
Potential problem loans	36	26
Total other impaired loans	36	26
Gross impaired loans	407	354
Mortgages
Loans
Gross loans	82,870	81,115
of which held at amortized cost	82,870	81,115
Impaired loan portfolio
Non-performing loans	169	144
Non-interest-earning loans	14	7
Total non-performing and non-interest-earning loans	183	151
Restructured loans	0	0
Potential problem loans	23	21
Total other impaired loans	23	21
Gross impaired loans	206	172
Loans collateralized by securities
Loans
Gross loans	35,783	31,472
of which held at amortized cost	35,783	31,472
Impaired loan portfolio
Non-performing loans	22	20
Non-interest-earning loans	68	71
Total non-performing and non-interest-earning loans	90	91
Restructured loans	0	0
Potential problem loans	3	5
Total other impaired loans	3	5
Gross impaired loans	93	96
Consumer finance
Loans
Gross loans	2,598	3,025
of which held at amortized cost	2,586	3,014
Impaired loan portfolio
Non-performing loans	93	81
Non-interest-earning loans	5	5
Total non-performing and non-interest-earning loans	98	86
Restructured loans	0	0
Potential problem loans	10	0
Total other impaired loans	10	0
Gross impaired loans	108	86